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Christopher P. Harvey Partner christopher.harvey@dechert.com +1 617 728 7167 Direct +1 617 275 8390 Fax

January 19, 2016

VIA EDGAR

Filing Desk
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Filing of Registration Statement on Form N-14 of John Hancock Variable Insurance Trust on behalf of its series, Money Market Trust and Bond Trust (SEC File No. 811-04146)

Dear Ladies and Gentlemen:

Attached for filing via the EDGAR system is the Registration Statement on Form N-14 under the Securities Act of 1933, as amended (the “Act”), for John Hancock Variable Insurance Trust (the “Registrant”). This Form N-14 is being filed in connection with reorganizations in which two series of the Registrant (each, an “Acquired Fund”) will combine with two other series of the Registrant (each, an “Acquiring Fund”) as follows: (i) Money Market Trust B with Money Market Trust; and (ii) Real Return Bond Trust with Bond Trust (the “Reorganizations”). With respect to each Reorganization: (i) the Acquiring Fund will acquire all the assets, subject to all the liabilities, of its corresponding Acquired Fund in exchange for shares of the Acquiring Fund; (ii) the shares of the Acquiring Fund will be distributed to the shareholders of the Acquired Fund; and (iii) the Acquired Fund will liquidate and terminate. Pursuant to Rule 488 under the Act, the Registration Statement will become effective on February 18, 2016.

Should you have any questions, please feel free to contact Betsy Anne Seel, Assistant Secretary of the Registrant, at 617.663.2166 or myself at 617.728.7167.

Sincerely,

/s/ Christopher P. Harvey

Christopher P. Harvey

cc: Betsy Anne Seel